Operating Expenses Before Impairment Losses, Provisions and Charges	6 Months Ended
Jun. 30, 2018
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Operating Expenses Before Impairment Losses, Provisions and Charges

4. OPERATING EXPENSES BEFORE IMPAIRMENT LOSSES, PROVISIONS AND CHARGES

	Half year to 30 June 2018 £m	Half year to 30 June 2017 £m
Staff costs	693	567
Other administration expenses	411	493
Depreciation, amortisation and impairment	181	156

	1,285	1,216